STATEMENT OF FINANCIAL POSITION (PARENT COMPANY)- SCHEDULE II (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Fixed maturities available for sale, at fair value	$ 33,607	$ 31,992
Mortgage Loans On Real Estate	5,059	4,281
Equity real estate, held for the production of income	4	99
Policy Loans	3,512	3,542
Trading securities	2,309	982
Other equity investments	1,643	1,707
Other invested assets	1,828	2,340
Total Investments	47,962	44,943
Cash and cash equivalents	3,162	3,227	2,155	1,792
Deferred policy acquisition costs	3,728	3,545
Amounts due from reinsurers	3,847	3,542
Guaranteed Minimum Income Benefit Reinsurance Contract Asset At Fair Value	11,044	10,547
Other assets	5,095	5,340
Separate Account Assets	94,139	86,419
Total Assets	176,843	164,908
LIABILITIES [Abstract]
Policyholders' account balances	28,263	26,033
Future policy benefits, policyholders account balances	22,687	21,595
Broker-dealer related payables	664	466
Short-term and long-term debt	523	645
Current and deferred income taxes	5,172	5,104
Loans from affiliates	1,325	1,325
Other liabilities	3,503	3,815
Separate Accounts' liabilities	94,139	86,419
Total liabilities	158,913	147,365
EQUITY [Abstract]
Common stock, $1.25 par value, 2.0 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,992	5,743
Retained earnings	9,125	9,392
Accumulated other comprehensive income (loss)	296	(310)	(602)
Total AXA Equitable's equity	17,930	17,543	14,947
Total Liabilities and AXA Equitable's Equity	176,843	164,908
Parent Company [Member]
Investments [Abstract]
Fixed maturities available for sale, at fair value	33,538	31,922
Mortgage Loans On Real Estate	5,059	4,281
Equity real estate, held for the production of income	4	99
Policy Loans	3,512	3,542
Investment In And Loans To Affiliates	2,328	2,304
Trading securities	1,834	472
Other equity investments	1,403	1,446
Other invested assets	1,826	2,334
Total Investments	49,504	46,400
Cash and cash equivalents	2,450	2,516	1,413	1,080
Deferred policy acquisition costs	3,728	3,545
Amounts due from reinsurers	3,847	3,542
Guaranteed Minimum Income Benefit Reinsurance Contract Asset At Fair Value	11,044	10,547
Other assets	4,576	4,782
Separate Account Assets	94,139	86,419
Total Assets	169,288	157,751
LIABILITIES [Abstract]
Policyholders' account balances	28,263	26,033
Future policy benefits, policyholders account balances	22,655	21,562
Broker-dealer related payables	213	11
Short-term and long-term debt	200	200
Current and deferred income taxes	4,479	4,385
Loans from affiliates	1,325	1,325
Other liabilities	2,578	2,976
Separate Accounts' liabilities	94,139	86,419
Total liabilities	153,852	142,911
EQUITY [Abstract]
Common stock, $1.25 par value, 2.0 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,992	5,743
Retained earnings	9,125	9,392
Accumulated other comprehensive income (loss)	317	(297)
Total AXA Equitable's equity	15,436	14,840
Total Liabilities and AXA Equitable's Equity	$ 169,288	$ 157,751